Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000027415 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class I
Trading Symbol	MFQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class I/MFQTX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•  The Fund’s Class I shares delivered an absolute return of 9.36% for the fiscal year that ended October 31, 2025, and underperformed the MSCI World Index, which returned 22.02% for the period.
Relative Performance
•  The Fund’s holdings in the industrials and consumer discretionary sectors were top contributors, with Airbus SE (the French plane maker), Safran S.A. (the globally dominant aircraft engine manufacturer), and Siemens (the industrial software and technology conglomerate) contributing most. Within consumer discretionary, Amazon.com® and the luxury goods firm Richemont stood out. Siemens and Richemont were sold during the period.
•  Outside of these two sectors, other significant contributors included Alphabet Inc. and the globally dominant Dutch extreme ultraviolet (EUV) equipment maker ASML Holdings N.V.
•  Despite making a material contribution to absolute returns, the Fund’s underweight to information technology was a significant detractor from relative performance; however, the Fund’s holdings in U.S. health care (UnitedHealth Group Inc., Elevance Health, Inc., Becton Dickinson & Co., and Thermo Fisher Scientific, Inc.) were the most significant relative and absolute detractors. Consumer staples, thanks primarily to Diageo PLC, was also a significant relative and absolute detractor.
•  The Fund continues to hold Amazon.com, Inc.®, Alphabet, Inc., and Microsoft Corp.®, but not NVIDIA or Broadcom Inc. with the increasing bifurcation of returns in the S&P and MSCI World indices comes a concentration risk to overall index returns should there be any missteps within this small group of mega cap stocks and returns broadening out away from the artificial intelligence (AI) narrative which has propelled the valuation of these businesses.
Positioning and Outlook
•  The market continued to be led by a narrow cohort of companies within the IT sector focused on AI, while Veritas Asset Management LLP sees compelling opportunities in companies that are leveraging AI to enhance existing, well-established products and services, which may be outside the technology sector.
•  These firms often present better valuations and lower risks compared to those committing huge capital expenditures (CapEx) in developing AI infrastructure. We are particularly focused on companies with proprietary data and software vendors that manage mission-critical systems of record—databases essential to business operations, such as transaction ledgers, airline booking systems, and product design databases.
•  Over the last year the Fund initiated positions in ASML Holding, N.V. (the global leader in EUV machines used to manufacture semiconductors), London Stock Exchange Groupr PLC (trading platform and data provider), and Waters Corp. (manufacturer of mass spectrometry machines used in blood analysis).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	9.36%	10.01%	8.94%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 30,402,583
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 96,558
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$30,402,583
Total number of portfolio holdings	31
Net advisory fees paid	$96,558
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.8%
Microsoft Corp. (United States)	6.6%
Unilever PLC (United Kingdom)	5.4%
Vinci, S.A. (France)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Safran, S.A. (France)	4.9%
Salesforce, Inc. (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Airbus SE (France)	4.1%
Thermo Fisher Scientific, Inc. (United States)	4.0%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc. (United States)	6.8%
Microsoft Corp. (United States)	6.6%
Unilever PLC (United Kingdom)	5.4%
Vinci, S.A. (France)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Safran, S.A. (France)	4.9%
Salesforce, Inc. (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Airbus SE (France)	4.1%
Thermo Fisher Scientific, Inc. (United States)	4.0%
Top Ten as a Group	50.2%

C000027413 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Focus Fund
Class Name	Class N
Trading Symbol	MFQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class N/MFQAX)	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•  The Fund’s Class N shares delivered an absolute return of 9.01% for the fiscal year that ended October 31, 2025, and underperformed the MSCI World Index, which returned 22.02% for the period.
Relative Performance
•  The Fund’s holdings in the industrials and consumer discretionary sectors were top contributors, with Airbus SE (the French plane maker), Safran S.A. (the globally dominant aircraft engine manufacturer), and Siemens (the industrial software and technology conglomerate) contributing most. Within consumer discretionary, Amazon.com® and the luxury goods firm Richemont stood out. Siemens and Richemont were sold during the period.
•  Outside of these two sectors, other significant contributors included Alphabet Inc. and the globally dominant Dutch extreme ultraviolet (EUV) equipment maker ASML Holdings N.V.
•  Despite making a material contribution to absolute returns, the Fund’s underweight to information technology was a significant detractor from relative performance; however, the Fund’s holdings in U.S. health care (UnitedHealth Group Inc., Elevance Health, Inc., Becton Dickinson & Co., and Thermo Fisher Scientific, Inc.) were the most significant relative and absolute detractors. Consumer staples, thanks primarily to Diageo PLC, was also a significant relative and absolute detractor.
•  The Fund continues to hold Amazon.com, Inc.®, Alphabet, Inc., and Microsoft Corp.®, but not NVIDIA or Broadcom Inc. with the increasing bifurcation of returns in the S&P and MSCI World indices comes a concentration risk to overall index returns should there be any missteps within this small group of mega cap stocks and returns broadening out away from the artificial intelligence (AI) narrative which has propelled the valuation of these businesses.
Positioning and Outlook
•  The market continued to be led by a narrow cohort of companies within the IT sector focused on AI, while Veritas Asset Management LLP sees compelling opportunities in companies that are leveraging AI to enhance existing, well-established products and services, which may be outside the technology sector.
•  These firms often present better valuations and lower risks compared to those committing huge capital expenditures (CapEx) in developing AI infrastructure. We are particularly focused on companies with proprietary data and software vendors that manage mission-critical systems of record—databases essential to business operations, such as transaction ledgers, airline booking systems, and product design databases.
•  Over the last year the Fund initiated positions in ASML Holding, N.V. (the global leader in EUV machines used to manufacture semiconductors), London Stock Exchange Groupr PLC (trading platform and data provider), and Waters Corp. (manufacturer of mass spectrometry machines used in blood analysis).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	9.01%	9.74%	8.66%
MSCI World Index	22.02%	15.58%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 30,402,583
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 96,558
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$30,402,583
Total number of portfolio holdings	31
Net advisory fees paid	$96,558
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.8%
Microsoft Corp. (United States)	6.6%
Unilever PLC (United Kingdom)	5.4%
Vinci, S.A. (France)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Safran, S.A. (France)	4.9%
Salesforce, Inc. (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Airbus SE (France)	4.1%
Thermo Fisher Scientific, Inc. (United States)	4.0%
Top Ten as a Group	50.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc. (United States)	6.8%
Microsoft Corp. (United States)	6.6%
Unilever PLC (United Kingdom)	5.4%
Vinci, S.A. (France)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Safran, S.A. (France)	4.9%
Salesforce, Inc. (United States)	4.2%
Canadian Pacific Kansas City, Ltd. (Canada)	4.2%
Airbus SE (France)	4.1%
Thermo Fisher Scientific, Inc. (United States)	4.0%
Top Ten as a Group	50.2%

C000027420 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class N
Trading Symbol	FQUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class N/FQUAX)	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•   The Fund’s Class N shares returned 4.09% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell 1000® Value Index, which returned 11.15% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•   The sectors with the highest contribution to relative return were consumer staples (+366 bps) and materials (+177 bps). Consumer staples benefited from positive stock selection and an overweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•   The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and The Kroger Co. (KR). Talen Energy was sold during the period.
•   The sectors with the lowest contribution to relative return were consumer discretionary (-344 bps) and financials (-357bps). Consumer discretionary suffered from negative stock selection and an overweight allocation. Financials mainly suffered from negative stock selection.
•   The holdings with the lowest contribution to active return were Fidelity National Information Services, Inc. (FIS), Becton Dickinson & Co. (BDX), and Lennar Corp. (Cl A) (LEN). Fidelity National was sold during the period.
Positioning
•   As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were financials and industrials. The largest underweight allocations were information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	4.09%	13.64%	9.38%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 46,808,717
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 99,511
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$46,808,717
Total number of portfolio holdings	28
Net advisory fees paid	$99,511
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	8.1%
CRH PLC (Ireland)	7.8%
BJ's Wholesale Club Holdings, Inc.	5.7%
Union Pacific Corp.	5.0%
GE HealthCare Technologies, Inc.	4.9%
Amrize, Ltd.	4.8%
Carlisle Cos., Inc.	4.1%
Deere & Co.	3.9%
Brookfield Corp. (Canada)	3.7%
Labcorp Holdings, Inc.	3.6%
Top Ten as a Group	51.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	8.1%
CRH PLC (Ireland)	7.8%
BJ's Wholesale Club Holdings, Inc.	5.7%
Union Pacific Corp.	5.0%
GE HealthCare Technologies, Inc.	4.9%
Amrize, Ltd.	4.8%
Carlisle Cos., Inc.	4.1%
Deere & Co.	3.9%
Brookfield Corp. (Canada)	3.7%
Labcorp Holdings, Inc.	3.6%
Top Ten as a Group	51.6%

C000027422 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Large Cap Value Select Fund
Class Name	Class I
Trading Symbol	MEQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class I/MEQFX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•   The Fund’s Class I shares returned 4.41% for the fiscal year that ended October 31, 2025, compared to its benchmark the Russell 1000® Value Index, which returned 11.15% for the period. The S&P 500® Index returned 21.45% for the period.
Top Contributors and Detractors
•    Both sector allocation and stock selection had a negative impact on relative results.
•   The sectors with the highest contribution to relative return were consumer staples (+366 bps) and materials (+177 bps). Consumer staples benefited from positive stock selection and an overweight allocation. Materials benefited from positive stock selection, partially offset by an overweight allocation.
•   The holdings with the highest contribution to active return were Talen Energy Corp. (TLN), Fairfax Financial Holdings Ltd. (FRFHF), and The Kroger Co. (KR). Talen Energy was sold during the period.
•   The sectors with the lowest contribution to relative return were consumer discretionary (-344 bps) and financials (-357bps). Consumer discretionary suffered from negative stock selection and an overweight allocation. Financials mainly suffered from negative stock selection.
•   The holdings with the lowest contribution to active return were Fidelity National Information Services, Inc. (FIS), Becton Dickinson & Co. (BDX), and Lennar Corp. (Cl A) (LEN). Fidelity National was sold during the period.
Positioning
•   As of October 31, 2025, the Fund was meaningfully overweight (>5%) in four sectors and meaningfully underweight (>-5%) in two. The largest overweight allocations were financials and industrials. The largest underweight allocations were information technology and communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	4.41%	14.00%	9.71%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 1000® Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 46,808,717
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 99,511
Investment Company Portfolio Turnover	115.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$46,808,717
Total number of portfolio holdings	28
Net advisory fees paid	$99,511
Portfolio turnover rate as of the end of the reporting period	115%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	8.1%
CRH PLC (Ireland)	7.8%
BJ's Wholesale Club Holdings, Inc.	5.7%
Union Pacific Corp.	5.0%
GE HealthCare Technologies, Inc.	4.9%
Amrize, Ltd.	4.8%
Carlisle Cos., Inc.	4.1%
Deere & Co.	3.9%
Brookfield Corp. (Canada)	3.7%
Labcorp Holdings, Inc.	3.6%
Top Ten as a Group	51.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	8.1%
CRH PLC (Ireland)	7.8%
BJ's Wholesale Club Holdings, Inc.	5.7%
Union Pacific Corp.	5.0%
GE HealthCare Technologies, Inc.	4.9%
Amrize, Ltd.	4.8%
Carlisle Cos., Inc.	4.1%
Deere & Co.	3.9%
Brookfield Corp. (Canada)	3.7%
Labcorp Holdings, Inc.	3.6%
Top Ten as a Group	51.6%

C000081950 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	MSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class Z/MSSYX)	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares returned 9.08% for the fiscal year that ended October 31, 2025, underperforming the Russell 2000® Growth Index, which returned 18.81% for the period. The S&P 500® Index returned 21.45% for the period.
•   The first half of the period was heavily defined by the results of the 2024 presidential election and a sharp stock market sell-off due to the new administration’s tariff policies and the confusion and uncertainty surrounding the tariff amounts and implementation. This impacted imported products and caused companies to defer material capital investment decisions, which negatively impacted the broader goods economy and stunted earnings growth.
•   The second half of the period was characterized by a sharp rebound in stock prices led by higher risk companies and companies directly associated with the artificial intelligence (AI) capital buildout.
•   While overall gross domestic product (GDP) growth was fairly strong during the period, there were quite large discrepancies between different sectors. Anything related to AI capital spending and government stimulus was strong. Meanwhile, the broader goods and consumer spending, particularly for items (like home and car purchases) that are dependent on interest rates, were weak.
TOP CONTRIBUTORS AND DETRACTORS
•   The technology sector was a positive contributor with several strong stocks in the semiconductor and production technology equipment markets, including Credo Technology Group Holdings, Ltd. (+398%), Silicon Motion Technology Corp. ADR (+86%), Coherent Corp. (+43%), and MKS, Inc. (+18%).
•   The industrials sector was the top detractor from performance. The sector contributed positively on an absolute basis, but our 19% return in the sector could not keep pace with the 45% return for the benchmark. The sector had several strong positive contributors, including ATI Inc. (+88%) and Carpenter Technology Corp. (+112%). Top detractors included RXO, Inc. (-37%) and Sun Country Airlines Holdings, Inc. (-22%).
•    The consumer discretionary sector was also a top detractor as our -17% return underperformed the 7% return for the benchmark. Caesars Entertainment, Inc. (-50%) and Sweetgreen, Inc. (-83%) were our top detractors in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	9.08%	11.84%	12.69%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 78,913,234
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 436,819
Investment Company Portfolio Turnover	290.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$78,913,234
Total number of portfolio holdings	125
Net advisory fees paid	$436,819
Portfolio turnover rate as of the end of the reporting period	290%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%

C000027423 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class I
Trading Symbol	MSSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class I/MSSCX)	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares returned 9.07% for the fiscal year that ended October 31, 2025, underperforming the Russell 2000® Growth Index, which returned 18.81% for the period. The S&P 500® Index returned 21.45% for the period.
•   The first half of the period was heavily defined by the results of the 2024 presidential election and a sharp stock market sell-off due to the new administration’s tariff policies and the confusion and uncertainty surrounding the tariff amounts and implementation. This impacted imported products and caused companies to defer material capital investment decisions, which negatively impacted the broader goods economy and stunted earnings growth.
•   The second half of the period was characterized by a sharp rebound in stock prices led by higher risk companies and companies directly associated with the artificial intelligence (AI) capital buildout.
•   While overall gross domestic product (GDP) growth was fairly strong during the period, there were quite large discrepancies between different sectors. Anything related to AI capital spending and government stimulus was strong. Meanwhile, the broader goods and consumer spending, particularly for items (like home and car purchases) that are dependent on interest rates, were weak.
TOP CONTRIBUTORS AND DETRACTORS
•   The technology sector was a positive contributor with several strong stocks in the semiconductor and production technology equipment markets, including Credo Technology Group Holdings, Ltd. (+398%), Silicon Motion Technology Corp. ADR (+86%), Coherent Corp. (+43%), and MKS, Inc. (+18%).
•   The industrials sector was the top detractor from performance. The sector contributed positively on an absolute basis, but our 19% return in the sector could not keep pace with the 45% return for the benchmark. The sector had several strong positive contributors, including ATI Inc. (+88%) and Carpenter Technology Corp. (+112%). Top detractors included RXO, Inc. (-37%) and Sun Country Airlines Holdings, Inc. (-22%).
•    The consumer discretionary sector was also a top detractor as our -17% return underperformed the 7% return for the benchmark. Caesars Entertainment, Inc. (-50%) and Sweetgreen, Inc. (-83%) were our top detractors in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	9.07%	11.78%	12.59%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 78,913,234
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 436,819
Investment Company Portfolio Turnover	290.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$78,913,234
Total number of portfolio holdings	125
Net advisory fees paid	$436,819
Portfolio turnover rate as of the end of the reporting period	290%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%

C000081949 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Frontier Small Cap Growth Fund
Class Name	Class N
Trading Symbol	MSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class N/MSSVX)	$136	1.30%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares returned 8.64% for the fiscal year that ended October 31, 2025, underperforming the Russell 2000® Growth Index, which returned 18.81% for the period. The S&P 500® Index returned 21.45% for the period.
•   The first half of the period was heavily defined by the results of the 2024 presidential election and a sharp stock market sell-off due to the new administration’s tariff policies and the confusion and uncertainty surrounding the tariff amounts and implementation. This impacted imported products and caused companies to defer material capital investment decisions, which negatively impacted the broader goods economy and stunted earnings growth.
•   The second half of the period was characterized by a sharp rebound in stock prices led by higher risk companies and companies directly associated with the artificial intelligence (AI) capital buildout.
•   While overall gross domestic product (GDP) growth was fairly strong during the period, there were quite large discrepancies between different sectors. Anything related to AI capital spending and government stimulus was strong. Meanwhile, the broader goods and consumer spending, particularly for items (like home and car purchases) that are dependent on interest rates, were weak.
TOP CONTRIBUTORS AND DETRACTORS
•   The technology sector was a positive contributor with several strong stocks in the semiconductor and production technology equipment markets, including Credo Technology Group Holdings, Ltd. (+398%), Silicon Motion Technology Corp. ADR (+86%), Coherent Corp. (+43%), and MKS, Inc. (+18%).
•   The industrials sector was the top detractor from performance. The sector contributed positively on an absolute basis, but our 19% return in the sector could not keep pace with the 45% return for the benchmark. The sector had several strong positive contributors, including ATI Inc. (+88%) and Carpenter Technology Corp. (+112%). Top detractors included RXO, Inc. (-37%) and Sun Country Airlines Holdings, Inc. (-22%).
•    The consumer discretionary sector was also a top detractor as our -17% return underperformed the 7% return for the benchmark. Caesars Entertainment, Inc. (-50%) and Sweetgreen, Inc. (-83%) were our top detractors in the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	8.64%	11.41%	12.23%
S&P 500® Index	21.45%	17.64%	14.64%
Russell 2000® Growth Index	18.81%	8.94%	9.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 78,913,234
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 436,819
Investment Company Portfolio Turnover	290.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$78,913,234
Total number of portfolio holdings	125
Net advisory fees paid	$436,819
Portfolio turnover rate as of the end of the reporting period	290%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Entegris, Inc.	4.3%
Coherent Corp.	4.1%
Silicon Motion Technology Corp., ADR (Taiwan)	3.0%
Eagle Materials, Inc.	2.9%
FTAI Aviation, Ltd.	2.5%
indie Semiconductor, Inc., Class A	2.4%
Amentum Holdings, Inc.	2.3%
Regal Rexnord Corp.	2.2%
Alaska Air Group, Inc.	2.1%
Granite Construction, Inc.	2.0%
Top Ten as a Group	27.8%

C000027424 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class N
Trading Symbol	MMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class N/MMCFX)	$130	1.14%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
•    The Fund’s Class N shares delivered a strong return of 28.94% for the fiscal year ended October 31, 2025, but underperformed the MSCI China Index, which returned 33.68% for the period.
•    Despite the strong performance, international investor sentiment towards China has remained dampened largely due to geopolitical concerns. However, local buyers have been quite evident with many retail investors starting to look beyond property to accumulate and/or store wealth.
Relative Performance
•   On a relative basis the information technology sector was largely responsible for the Fund’s relative lag versus the Index despite making a good contribution to the absolute return. The leading detractors were VNET Group, Inc., Zhongji Innolight Co., Ltd and VeriSilicon Microelectronics Co. Ltd. VNET Group, Inc. is no longer held.
•    On the positive side, the Fund’s holdings in industrials (the global leader in electrical vehicle [EV] battery technology, Contemporary Amperex Technology Co., Ltd., and Sungrow Power Supply Co., Ltd., the leader in invertor technology, standing out), and materials (Zijin Mining Group Co., Ltd., the Fund's only holding in the sector) were the biggest relative contributors. On an absolute basis, the biggest contributors were health care and communication services with NetEase, Inc. standing out.
Positioning and Outlook
•    A weakening/weaker U.S. Dollar is supportive to China risk assets and we believe the strong headwind blowing into the face of Chinese equities―a strong U.S. Dollar, which leads to higher debt servicing costs for central banks across Asia including China as local currencies depreciate (the main cause of the Asian Financial Crisis in 1997)—drives capital outflows, higher commodity costs, and domestic inflation. Most importantly, a strong U.S. Dollar causes severe pressure on local central bank balance sheets and resultant liquidity. When the U.S. Dollar appreciates, domestic central banks across Asia have little choice but to defend their currency from severe depreciation. They do this by selling U.S. Dollars and buying their own domestic currency. This course of action has the dual impact of falling foreign reserves on the asset side of the central bank balance sheet and a falling monetary base on the liability side of the central bank balance sheet. A falling monetary base dries up liquidity in the domestic banking system, causing pressure for higher interest rates and hence negative pressure on domestic equities. Conversely, a weaker U.S. Dollar has the opposite effect and is quite positive for domestic liquidity and therefore equity markets.
•    Artificial intelligence (AI) has effectively become a race with only two entrants—China and the U.S. Only six large language models (LLMs) exist, four in the U.S. and two in China, creating opportunity in companies which develop and support this, such as Alibaba’s cloud business, which is the largest private cloud business in China and a cornerstone of DeepSeek’s ongoing development.
•    China is now home to some companies which are global leaders in their area of expertise, areas such as EV and energy storage system (ESS) battery technology, humanoid robots, and certain areas of biotech, and these present significant opportunity for investment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	28.94%	0.18%	4.97%
MSCI China Index	33.68%	(1.39%)	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 48,284,900
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 170,906
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$48,284,900
Total number of portfolio holdings	35
Net advisory fees paid	$170,906
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	20.9%
Alibaba Group Holding, Ltd. (China)	12.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	5.1%
NetEase, Inc. (China)	4.5%
PDD Holdings, Inc., ADR (China)	4.0%
Zijin Mining Group Co., Ltd., Class H (China)	4.0%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.2%
PICC Property & Casualty Co., Ltd., Class H (China)	3.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)	2.7%
Top Ten as a Group	65.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	20.9%
Alibaba Group Holding, Ltd. (China)	12.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	5.1%
NetEase, Inc. (China)	4.5%
PDD Holdings, Inc., ADR (China)	4.0%
Zijin Mining Group Co., Ltd., Class H (China)	4.0%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.2%
PICC Property & Casualty Co., Ltd., Class H (China)	3.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)	2.7%
Top Ten as a Group	65.3%

C000105228 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas China Fund
Class Name	Class I
Trading Symbol	MIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class I/MIMFX)	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
•    The Fund’s Class I shares delivered a strong return of 29.28% for the fiscal year ended October 31, 2025, but underperformed the MSCI China Index, which returned 33.68% for the period.
•    Despite the strong performance, international investor sentiment towards China has remained dampened largely due to geopolitical concerns. However, local buyers have been quite evident with many retail investors starting to look beyond property to accumulate and/or store wealth.
Relative Performance
•   On a relative basis the information technology sector was largely responsible for the Fund’s relative lag versus the Index despite making a good contribution to the absolute return. The leading detractors were VNET Group, Inc., Zhongji Innolight Co., Ltd and VeriSilicon Microelectronics Co. Ltd. VNET Group, Inc. is no longer held.
•    On the positive side, the Fund’s holdings in industrials (the global leader in electrical vehicle [EV] battery technology, Contemporary Amperex Technology Co., Ltd., and Sungrow Power Supply Co., Ltd., the leader in invertor technology, standing out), and materials (Zijin Mining Group Co., Ltd., the Fund's only holding in the sector) were the biggest relative contributors. On an absolute basis, the biggest contributors were health care and communication services with NetEase, Inc. standing out.
Positioning and Outlook
•    A weakening/weaker U.S. Dollar is supportive to China risk assets and we believe the strong headwind blowing into the face of Chinese equities―a strong U.S. Dollar, which leads to higher debt servicing costs for central banks across Asia including China as local currencies depreciate (the main cause of the Asian Financial Crisis in 1997)—drives capital outflows, higher commodity costs, and domestic inflation. Most importantly, a strong U.S. Dollar causes severe pressure on local central bank balance sheets and resultant liquidity. When the U.S. Dollar appreciates, domestic central banks across Asia have little choice but to defend their currency from severe depreciation. They do this by selling U.S. Dollars and buying their own domestic currency. This course of action has the dual impact of falling foreign reserves on the asset side of the central bank balance sheet and a falling monetary base on the liability side of the central bank balance sheet. A falling monetary base dries up liquidity in the domestic banking system, causing pressure for higher interest rates and hence negative pressure on domestic equities. Conversely, a weaker U.S. Dollar has the opposite effect and is quite positive for domestic liquidity and therefore equity markets.
•    Artificial intelligence (AI) has effectively become a race with only two entrants—China and the U.S. Only six large language models (LLMs) exist, four in the U.S. and two in China, creating opportunity in companies which develop and support this, such as Alibaba’s cloud business, which is the largest private cloud business in China and a cornerstone of DeepSeek’s ongoing development.
•    China is now home to some companies which are global leaders in their area of expertise, areas such as EV and energy storage system (ESS) battery technology, humanoid robots, and certain areas of biotech, and these present significant opportunity for investment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	29.28%	0.41%	5.21%
MSCI China Index	33.68%	(1.39%)	5.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 48,284,900
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 170,906
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$48,284,900
Total number of portfolio holdings	35
Net advisory fees paid	$170,906
Portfolio turnover rate as of the end of the reporting period	84%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	20.9%
Alibaba Group Holding, Ltd. (China)	12.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	5.1%
NetEase, Inc. (China)	4.5%
PDD Holdings, Inc., ADR (China)	4.0%
Zijin Mining Group Co., Ltd., Class H (China)	4.0%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.2%
PICC Property & Casualty Co., Ltd., Class H (China)	3.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)	2.7%
Top Ten as a Group	65.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Tencent Holdings, Ltd. (China)	20.9%
Alibaba Group Holding, Ltd. (China)	12.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	5.1%
NetEase, Inc. (China)	4.5%
PDD Holdings, Inc., ADR (China)	4.0%
Zijin Mining Group Co., Ltd., Class H (China)	4.0%
Hon Hai Precision Industry Co., Ltd. (Taiwan)	3.2%
PICC Property & Casualty Co., Ltd., Class H (China)	3.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)	2.7%
Top Ten as a Group	65.3%

C000158522 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class Z
Trading Symbol	MBDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class Z/MBDLX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares returned 6.39% for the fiscal year ended October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 6.16% during the period.
•    The fixed income market generated strong returns during the past fiscal year, as interest rates fell, and credit spreads narrowed modestly amidst the U.S. Federal Reserve Board (Fed) easing, solid company earnings, and a growing economy.
TOP CONTRIBUTORS AND DETRACTORS
•   The Fund's Class Z shares slightly outperformed the Index during the period. Lack of exposure to sovereigns detracted from relative return during the period. While overall allocation to corporates was positive, the allocation decisions within communications and technology were a negative.
•    The Fund’s overweight position to spread product, especially to corporates, was positive.
•    Additional positive contributions came from an overweight in the securitized sector and preference for higher-coupon mortgage-backed securities (MBS).
•    The Fund also benefited modestly from its out-of-benchmark allocation to preferred.
•    Yield-curve positioning added relative value, particularly overweight to intermediate rates and underweight to the long end.
POSITIONING UPDATE
•    The Fund is generally neutral in duration and is focused on the intermediate part of the yield curve, where we find the best risk-adjusted value in the spread sectors.
•    The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings.
•    Political efforts to influence or reshape the Fed have not succeeded so far, but market fears about potential policy interference remain valid and have promoted a steeper yield curve.
•    Despite uncertainty over rate path, monetary and fiscal support remain in place.
•    At the same time, productivity gains from technological advancements and solid consumer balance sheets provide additional tailwinds. Together, these factors create a constructive backdrop for spread products, particularly default-remote corporates and high-grade securitized products, and lead us to position ourselves accordingly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	6.39%	(0.26%)	1.88%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 110,402,563
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 196,862
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$110,402,563
Total number of portfolio holdings	146
Net advisory fees paid	$196,862
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%

C000027427 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class I
Trading Symbol	MBDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class I/MBDFX)	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares returned 6.29% for the fiscal year ended October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index, which returned 6.16% during the period.
•    The fixed income market generated strong returns during the past fiscal year, as interest rates fell, and credit spreads narrowed modestly amidst the U.S. Federal Reserve Board (Fed) easing, solid company earnings, and a growing economy.
TOP CONTRIBUTORS AND DETRACTORS
•    The Fund's Class I shares slightly outperformed the Index during the period. Lack of exposure to sovereigns detracted from relative return during the period. While overall allocation to corporates was positive, the allocation decisions within communications and technology were a negative.
•    The Fund’s overweight position to spread product, especially to corporates, was positive.
•    Additional positive contributions came from an overweight in the securitized sector and preference for higher-coupon mortgage-backed securities (MBS).
•    The Fund also benefited modestly from its out-of-benchmark allocation to preferred.
•    Yield-curve positioning added relative value, particularly overweight to intermediate rates and underweight to the long end.
POSITIONING UPDATE
•    The Fund is generally neutral in duration and is focused on the intermediate part of the yield curve, where we find the best risk-adjusted value in the spread sectors.
•    The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings.
•    Political efforts to influence or reshape the Fed have not succeeded so far, but market fears about potential policy interference remain valid and have promoted a steeper yield curve.
•    Despite uncertainty over rate path, monetary and fiscal support remain in place.
•    At the same time, productivity gains from technological advancements and solid consumer balance sheets provide additional tailwinds. Together, these factors create a constructive backdrop for spread products, particularly default-remote corporates and high-grade securitized products, and lead us to position ourselves accordingly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	6.29%	(0.32%)	1.80%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 110,402,563
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 196,862
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$110,402,563
Total number of portfolio holdings	146
Net advisory fees paid	$196,862
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%

C000158523 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Core Bond ESG Fund
Class Name	Class N
Trading Symbol	MBGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class N/MBGVX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares returned 5.96% for the fiscal year ended October 31, 2025, underperforming the Bloomberg U.S. Aggregate Bond Index, which returned 6.16% during the period.
•   The fixed income market generated strong returns during the past fiscal year, as interest rates fell, and credit spreads narrowed modestly amidst the U.S. Federal Reserve Board (Fed) easing, solid company earnings, and a growing economy.
TOP CONTRIBUTORS AND DETRACTORS
•    The Fund slightly lagged the Index during the period. Lack of exposure to sovereigns detracted from relative return during the period. While overall allocation to corporates was positive, the allocation decisions within communications and technology were a negative.
•    The Fund’s overweight position to spread product, especially to corporates, was positive.
•    Additional positive contributions came from an overweight in the securitized sector and preference for higher-coupon mortgage-backed securities (MBS).
•    The Fund also benefited modestly from its out-of-benchmark allocation to preferred.
•    Yield-curve positioning added relative value, particularly overweight to intermediate rates and underweight to the long end.
POSITIONING UPDATE
•   The Fund is generally neutral in duration and is focused on the intermediate part of the yield curve, where we find the best risk-adjusted value in the spread sectors.
•   The Fund is overweight corporate bonds, and its allocation is expressed in higher-quality issuers with strong cash flows and solid balance sheets. Corporates continue to benefit from the strong fundamental environment supported by solid balance sheets and resilient earnings.
•   Political efforts to influence or reshape the Fed have not succeeded so far, but market fears about potential policy interference remain valid and have promoted a steeper yield curve.
•   Despite uncertainty over rate path, monetary and fiscal support remain in place.
•   At the same time, productivity gains from technological advancements and solid consumer balance sheets provide additional tailwinds. Together, these factors create a constructive backdrop for spread products, particularly default-remote corporates and high-grade securitized products, and lead us to position ourselves accordingly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of October 31, 2025. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	5.96%	(0.66%)	1.47%
Bloomberg U.S. Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 110,402,563
Holdings Count | Holding	146
Advisory Fees Paid, Amount	$ 196,862
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
Fund net assets	$110,402,563
Total number of portfolio holdings	146
Net advisory fees paid	$196,862
Portfolio turnover rate as of the end of the reporting period	28%

Holdings [Text Block]
Graphical Representation of Holdings (as of October 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.3%
U.S. Treasury Bonds, 3.125%, 05/15/48	3.9%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	1.9%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.7%
FNMA, 4.500%, 06/01/41	1.6%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.6%
FHLMC, 2.500%, 10/01/34	1.5%
JobsOhio Beverage System, Series B, Build America Bonds, 4.532%, 01/01/35	1.4%
National Rural Utilities Cooperative Finance Corp., 1.350%, 03/15/31	1.3%
Top Ten as a Group	21.6%